Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Summary of Proposal for Profit Appropriation

	2019	2018
Final dividend on common shares	329	307
Earnings to be retained	910	403
Net income attributable to owners of Aegon N.V.	1,239	710